PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS - SCHEDULE OF PENSION PLAN ASSETS WITHIN THE FAIR VALUE HIERARCHY (Details) - Pension Benefits - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,086,226	$ 1,023,676	$ 1,041,902
Fair Value, Measurements, Recurring
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,086,226	1,023,676
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	993,517
Fair Value, Measurements, Recurring | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,179	20,792
Fair Value, Measurements, Recurring | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91,530	1,002,884
Fair Value, Measurements, Recurring | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20,070	10,116
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	730
Fair Value, Measurements, Recurring | Cash and cash equivalents | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,179	576
Fair Value, Measurements, Recurring | Cash and cash equivalents | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18,161	9,540
Fair Value, Measurements, Recurring | Cash and cash equivalents | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global all-cap
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	276,825	262,430
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	276,825
Fair Value, Measurements, Recurring | Global all-cap | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	20,216
Fair Value, Measurements, Recurring | Global all-cap | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	242,214
Fair Value, Measurements, Recurring | Global all-cap | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | U.S. government/agency
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	239,686	228,648
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	239,686
Fair Value, Measurements, Recurring | U.S. government/agency | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | U.S. government/agency | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	228,648
Fair Value, Measurements, Recurring | U.S. government/agency | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	195,652	199,634
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	162,633
Fair Value, Measurements, Recurring | Corporate bonds | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33,019	199,634
Fair Value, Measurements, Recurring | Corporate bonds | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Collateralized obligations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74,888	50,532
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	34,538
Fair Value, Measurements, Recurring | Collateralized obligations | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Collateralized obligations | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40,350	50,532
Fair Value, Measurements, Recurring | Collateralized obligations | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | International government/corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32,447	30,928
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	32,447
Fair Value, Measurements, Recurring | International government/corporate bonds | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | International government/corporate bonds | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	30,928
Fair Value, Measurements, Recurring | International government/corporate bonds | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global diversified assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	149,030	146,975
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	149,030
Fair Value, Measurements, Recurring | Global diversified assets [Member] | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global diversified assets [Member] | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	146,975
Fair Value, Measurements, Recurring | Global diversified assets [Member] | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50,213	48,000
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	50,213
Fair Value, Measurements, Recurring | Global real estate investment trusts [Member] | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global real estate investment trusts [Member] | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	48,000
Fair Value, Measurements, Recurring | Global real estate investment trusts [Member] | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47,415	46,413
Defined Benefit Plan, Plan Assets Measured at Net Asset Value	47,415
Fair Value, Measurements, Recurring | Global infrastructure [Member] | Quoted prices in active markets of identical assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Measurements, Recurring | Global infrastructure [Member] | Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	46,413
Fair Value, Measurements, Recurring | Global infrastructure [Member] | Significant other unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0